Lease Liabilities - Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	RM 3,192,251	$ 714,469	RM 3,999,689	RM 3,999,689	$ 895,185
Depreciation	(403,719)	(90,358)	(403,719)	(807,438)	(180,716)
Balance ending	2,788,532	$ 624,111		3,192,251	$ 714,469
Leasehold premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	1,034,989		1,493,912	1,493,912
Depreciation	(229,461)			(458,923)
Balance ending	805,528			1,034,989
Plant and machinery [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	2,157,262		RM 2,505,777	2,505,777
Depreciation	(174,258)			(348,515)
Balance ending	RM 1,983,004			RM 2,157,262